Changes in Accounting	12 Months Ended
Jul. 02, 2011
Changes in Accounting [Abstract]
Changes in Accounting
2. CHANGES IN ACCOUNTING
Fair Value Measurements
     In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurements", which was subsequently codified within Accounting Standards Codification (ASC) 820, "Fair Value Measurements." This standard established a common definition for fair value under generally accepted accounting principles, established a framework for measuring fair value and expanded disclosure requirements about such fair value measurements. As of June 29, 2008, Sysco adopted the provisions of this fair value measurement guidance for financial assets and liabilities carried at fair value and non-financial assets and liabilities that are recognized or disclosed at fair value on a recurring basis. The adoption of the fair value measurement provisions for financial assets and liabilities carried at fair value and non-financial assets and liabilities that are recognized or disclosed at fair value on a recurring basis did not have a material impact on the company's financial statements. As of June 28, 2009, Sysco adopted the provisions of this fair value measurements guidance for non-recurring, non-financial assets and liabilities that are recognized or disclosed at fair value. Sysco's only non-recurring, non-financial asset fair value measurements are those used in its annual test of recoverability of goodwill and indefinite-lived intangibles, in which it determines whether estimated fair values of the applicable reporting units exceed their carrying values. The fair value measurements guidance was applied beginning in fiscal 2010 to this fair value estimation.
Disclosure About Derivative Instruments and Hedging Activities
     In March 2008, the FASB issued FASB Statement No. 161, "Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which was subsequently codified within ASC 815, "Derivatives and Hedging". Effective for Sysco in the third quarter of fiscal 2009, this standard requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. Sysco has provided the required disclosures for this standard in Note 8, "Derivative Financial Instruments."
Business Combinations
     In December 2007, the FASB issued SFAS No. 141(R), "Business Combinations", which was subsequently codified as ASC 805, "Business Combinations." This standard establishes principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in a business combination. This standard also establishes recognition and measurement principles for the goodwill acquired in a business combination and disclosure requirements to enable financial statement users to evaluate the nature and financial effects of the business combination. In April 2009, the FASB issued FASB Staff Position No. FAS 141(R)-1, "Accounting for Assets and Liabilities Assumed in a Business Combination That Arise From Contingencies". This standard amended the previously issued business combinations guidance to address application issues raised by preparers, auditors, and members of the legal profession on initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. Sysco adopted the provisions of these standards on a prospective basis for business combinations beginning in fiscal 2010.
Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities
     In June 2008, the FASB issued FASB Staff Position No. EITF 03-06-1, "Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities", which was subsequently codified within ASC 260, "Earnings Per Share." This standard addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting and, therefore, need to be included in the earnings allocation in computing earnings per share under the two-class method. This standard was effective for Sysco beginning in fiscal 2010 and interim periods within that year. All prior-period earnings per share data presented in filings subsequent to adoption must be adjusted retrospectively to conform to the provisions of this standard. Early application of this standard was not permitted. The adoption of this standard did not have a material impact on the company's consolidated financial statements.
Measuring Liabilities at Fair Value
     In August 2009, the FASB issued Accounting Standards Update 2009-05, "Measuring Liabilities at Fair Value". This update provides additional guidance, including illustrative examples, clarifying the measurement of liabilities at fair value. This update is effective for the first reporting period beginning after its issuance. The company adopted the provisions of this update in the second quarter of fiscal 2010. The adoption of this update did not have a material impact on the company's consolidated financial statements.
Improving Disclosures about Fair Value Measurements
     In January 2010, the FASB issued Accounting Standards Update 2010-06, "Improving Disclosures about Fair Value Measurements." This update requires some new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures." The majority of the provisions of this update, including those applicable to Sysco, were effective for interim and annual reporting periods beginning after December 15, 2009. Early application of the provisions of this update was permitted. The company adopted the applicable provisions of this update in the third quarter of fiscal 2010. The adoption of this update did not have a material impact on the company's consolidated financial statement disclosures.
Subsequent Events
     In February 2010, the FASB issued Accounting Standard Update 2010-09, "Amendments to Certain Recognition and Disclosure Requirements." This update amends ASC 855, "Subsequent Events" to remove the requirement for SEC filers to disclose the date through which subsequent events have been evaluated. In addition, the update clarifies the reissuance disclosure provision related to subsequent events. The update is effective immediately for financial statements that are issued or revised. The company adopted the provisions of this update in the third quarter of fiscal 2010. Because this update affects the disclosure and not the accounting treatment for subsequent events, the adoption of this provision did not have a material impact on the company's consolidated financial statements.
Employers' Disclosures about Postretirement Benefit Plan Assets
     In December 2008, the FASB issued FASB Staff Position No. FAS 132(R)-1, "Employers' Disclosures about Postretirement Benefit Plan Assets", which was subsequently codified within ASC 715, "Compensation — Retirement Benefits". This standard requires additional disclosures about assets held in an employer's defined benefit pension or other postretirement plan and became effective for Sysco in fiscal 2010. Sysco has provided the required disclosures for this standard in Note 12, "Employee Benefit Plans."